THE PBHG FUNDS, INC.
                               PBHG CLASS SHARES

                    SUPPLEMENT DATED AUGUST 28, 1998 TO THE
                         PROSPECTUS DATED JUNE 1, 1998

     This supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-433-0051.

     The definition entitled "Futures Contracts and Options on Futures Contracts" on page 43 of the Prospectus and the definition entitled "Options" on page 44 of the Prospectus are changed to read as follows:

          Futures Contracts and Options on Futures Contracts - A purchase of a futures contract or an option on a futures contract means the acquisition of a contractual right to obtain delivery of the securities, the cash value of an index future or foreign currency, called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Portfolio incurs a contractual obligation to deliver the securities, the cash value of an index future, or foreign currency underlying the contract at a specified price on a specified date during a specified future month. Each of the Portfolios may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks it intends to purchase. Each of the Portfolios may enter into futures contracts, and options thereon, to the extent that (i) aggregate initial margin deposits to establish positions other than "bona fide hedging" positions (and premiums paid for unexpired options on futures contracts) do not exceed 5% of the Portfolio's net assets and (ii) the total market value of obligations underlying all futures contracts does not exceed 20% of the value of the International Fund's total assets or 50% of the value of each of the other Portfolio's total assets.

          The International Fund may also purchase and write options to buy or sell futures contracts. The International Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

          Each Portfolio will maintain assets sufficient to meet its obligations under such futures or options contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

          Options - Each Portfolio, other than The PBHG Cash Reserve Fund, may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Adviser deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time the Fund enters into such options.

          A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Although a Portfolio will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following:
     (i) the success of a hedging strategy may depend on the ability of the Adviser or a sub-adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Portfolio and the prices of options;
     (iii) there may not be a liquid secondary market for options; and (iv) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Portfolio must establish and maintain a segregated account with the Fund's Custodian containing cash or other liquid assets in an amount at least equal to the market value of the option.

                              THE PBHG FUNDS, INC.
                              ADVISOR CLASS SHARES

                    SUPPLEMENT DATED AUGUST 28, 1998 TO THE
                         PROSPECTUS DATED JUNE 1, 1998

    This supplement updates certain information contained in the above-dated Prospectus. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-433-0051.

    The following definitions entitled "Futures Contracts and Options on Futures Contracts" and "Options" should be added on page 25 of the Prospectus to read as follows:

          Futures Contracts and Options on Futures Contracts - A purchase of a futures contract or an option on a futures contract means the acquisition of a contractual right to obtain delivery of the securities, the cash value of an index future or foreign currency, called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Portfolio incurs a contractual obligation to deliver the securities, the cash value of an index future, or foreign currency underlying the contract at a specified price on a specified date during a specified future month. Each of the Portfolios may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks it intends to purchase. Each of the Portfolios may enter into futures contracts, and options thereon, to the extent that (i) aggregate initial margin deposits to establish positions other than "bona fide hedging" positions (and premiums paid for unexpired options on futures contracts) do not exceed 5% of the Portfolio's net assets and (ii) the total market value of obligations underlying all futures contracts does not exceed 20% of the value of the International Fund's total assets or 50% of the value of each of the other Portfolio's total assets.

          The International Fund may also purchase and write options to buy or sell futures contracts. The International Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

          Each Portfolio will maintain assets sufficient to meet its obligations under such futures or options contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

          Options - Each Portfolio, other than The PBHG Cash Reserve Fund, may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Adviser deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of the Fund's net assets as of the time the Fund enters into such options.

          A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Although a Portfolio will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following:
     (i) the success of a hedging strategy may depend on the ability of the Adviser or a sub-adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Portfolio and the prices of options;
     (iii) there may not be a liquid secondary market for options; and (iv) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Portfolio must establish and maintain a segregated account with the Fund's Custodian containing cash or other liquid assets in an amount at least equal to the market value of the option.